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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

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                                   FORM 13F

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                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]: Amendment Number: ______________

This Amendment (Check only one):  [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Altus Capital Inc.
Address: 6120 Parkland Blvd. Suite 303
         Mayfield Heights, OH 44124

Form 13F File Number: 28-14588

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Burns
Title:   President
Phone:   440.995.1330

Signature, Place, and Date of Signing:

    /s/ John Burns           Mayfield Heights OH          February 7, 2012
_______________________    ________________________    _______________________
      (Signature)               (City, State)                  (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                                            0
Form 13F Table Information Table Entry Total:                                20
Form 13F Information Table Value Total:                                  87,312
List of Other Included Managers:                                              0

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                          FORM 13F INFORMATION TABLE

                                                                                               VOTING AUTHORITY
                                                                                              -------------------
                                TITLE OF            VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER
NAME OF ISSUER                   CLASS     CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED NONE
--------------                  -------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
Altisource Portfolio Solutions    com    L0175J104  18335    365375 SH        Sole             365375
Cameco Corporation                com    13321L108   3050    169000 SH        Sole             169000
Direxion Daily RE                 com    25459Y660   1305     33588 SH        Sole              33588
Dole Food Company                 com    256603101    553     63926 SH        Sole              63926
El Paso Corp                      com    28336L109   2391     90000 SH        Sole              90000
Financial Bear 3X                 com    25459w144   3735    100000 SH        Sole             100000
Gold Fields Ltd                   com    38059T106    762     50000 SH        Sole              50000
Market Vectors ETF TR JR
 Gold                             com    57060U589    729     29500 SH        Sole              29500
Ocwen Financial Corp.             com    675746309  21847   1508754 SH        Sole            1508754
Pfizer Inc.                       com    717081103   2388    110331 SH        Sole             110331
ProShares Ultra DJ-UBS
 Crude O                          com    74347w650   2170     53000 SH        Sole              53000
Progressive Corp.                 com    743315103   4232    216940 SH        Sole             216940
Sprott Physical Gold Trust
 ETV                              com    85207H104   6769    490500 SH        Sole             490500
Sprott Physical Silver Trust E    com    85207K107  12078    899365 SH        Sole             899365
Statoil ASA                       com    85771P102   1537     60000 SH        Sole              60000
Suncor Energy                     com    867224107   2451     85000 SH        Sole              85000
UltraPro Short S&P 500
 ProShar                          com    74347X856    611     46500 SH        Sole              46500
Valero Energy Corp                com    91913Y100    210     10000 SH        Sole              10000
Wesco International Inc.          com    95082P105   1590     30000 SH        Sole              30000
iPath S&P 500 VIX Short-
 term F                           com    06740c261    568     16000 SH        Sole              16000